Report to Fellow Shareholders:

	Nicholas Money Market Fund's (the "Fund") yields declined in the first five months of 1999 following the trend of short-term interest rates. The seven-day current and effective yields fell from 4.92% and 5.04% at December 31, 1998 to 4.50% and 4.60%, respectfully at May 31, 1999.
Beginning in June 1999 the seven-day current and effective yield began to increase as the environment for short-term rates turned around and began rising. By the end of 1999 the Fund's seven-day current and effective yields had risen to 5.62% and 5.78%, respectively. Selected yields for Nicholas Money Market are provided in the chart below for the periods ended
December 31, 1999 and 1998.


                                                 Yield As Of    Yield As Of
                                                  12/31/1999    12/31/1998
                                                  ----------    -----------

Current 7-day* ......................................5.62%         4.92%
Effective 7-day* ....................................5.78%         5.04%
Current 12-month* ...................................4.80%         4.92%
Effective 12-month* .................................4.91%         5.03%


The Fund had nearly eighty-nine percent of its assets invested in corporate commercial paper with the remainder in corporate variable rate securities at December 31, 1999. The weighted average days-to-maturity was 37 days.

The Fund, once again, ranked above average in terms of effective 12-month yield for the year ended December 31, 1999 in the Taxable First Tier Money Fund group as reported by IBC's Money Market Insight, a service of IBC Financial Data, Inc. The average for the group of 306 funds was 4.65%. Only forty-three funds in the above mentioned category had a 12-month effective yield equal to or higher than the Fund, which places it in the top 15% of the group.

At February 18, 2000 the Funds seven-day current and effective yields were 5.49% and 5.65%, respectively. Weighted average days-to-maturity stood at 40 days.

Currently the Federal Reserve Board ("the Fed") is leaning toward raising rates to keep inflation in check. If the Fed raises rates, as it did in early February 2000, look for short-term rates to also rise.

Thank you for your continued support.

						Sincerely,

                                                /s/ Albert O. Nicholas

						Albert O. Nicholas
						President

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Statement of Net Assets
December 31, 1999
-------------------------------------------------------------------------------

                                                                            Yield to       Amortized
  Principal                                                  Maturity       Maturity          Cost
   Amount                                                      Date       (Note 1(b))     (Note 1(a))
-------------                                              ------------   -----------   -------------

COMMERCIAL PAPER - 88.75%

  $  500,000  Ford Motor Credit Co. .....................   01/04/2000       5.88%         $  499,918
   3,025,000  Fiserv, Inc. ..............................   01/05/2000       6.19%          3,023,996
   1,250,000  Coca-Cola Enterprises, Inc. ...............   01/06/2000       6.51%          1,249,333
     900,000  John Deere Capital Corp. ..................   01/06/2000       5.88%            899,569
   1,000,000  Wausau-Mosinee Paper Corporation ..........   01/06/2000       6.51%            999,467
   2,000,000  Marshall & Ilsley Corp. ...................   01/07/2000       6.03%          1,998,683
   1,303,000  American Honda Finance Corporation ........   01/10/2000       6.17%          1,301,483
   3,800,000  Ford Motor Credit Co. .....................   01/10/2000       5.89%          3,795,779
   2,960,000  Torchmark Corp. ...........................   01/10/2000       6.24%          2,956,479
   5,475,000  American Honda Finance Corporation ........   01/11/2000       6.07%          5,467,811
   2,000,000  Associates First Capital Corp. ............   01/12/2000       6.19%          1,996,995
   1,225,000  Associates First Capital Corp. ............   01/13/2000       6.19%          1,222,948
   1,309,000  LOCAP, Inc. ...............................   01/14/2000       6.43%          1,306,480
   1,275,000  Morgan Stanley Dean Witter & Co. ..........   01/14/2000       6.24%          1,272,628
   3,975,000  Bear Stearns Companies, Inc. (The) ........   01/18/2000       6.04%          3,965,344
   2,200,000  DaimlerChrysler N.A. Holding Corp. ........   01/19/2000       5.94%          2,194,378
   2,875,000  American Express Credit Corporation .......   01/20/2000       5.92%          2,867,223
   1,100,000  DaimlerChrysler N.A. Holding Corp. ........   01/21/2000       5.91%          1,096,856
   2,275,000  General Motors Acceptance Corporation .....   01/21/2000       6.17%          2,268,187
   4,000,000  Weyerhaeuser Real Estate Company ..........   01/21/2000       6.03%          3,988,262
   2,450,000  General Motors Acceptance Corporation .....   01/24/2000       6.01%          2,441,682
   1,180,000  Banta Corporation .........................   01/25/2000       6.15%          1,175,711
   1,550,000  CIT Group, Inc. (The) .....................   01/25/2000       6.13%          1,544,319
     950,000  John Deere Capital Corp. ..................   01/25/2000       5.90%            946,663
   5,300,000  American General Finance Corporation ......   01/26/2000       6.15%          5,279,847
   1,450,000  Banta Corporation .........................   01/27/2000       6.59%          1,443,765
   3,250,000  Fiserv, Inc. ..............................   01/27/2000       6.69%          3,235,808
   2,300,000  Wausau-Mosinee Paper Corporation ..........   01/27/2000       6.16%          2,290,800
   2,500,000  American Express Credit Corporation .......   01/28/2000       5.60%          2,490,451
   1,000,000  Associates First Capital Corp. ............   01/28/2000       5.94%            995,972
     500,000  Associates First Capital Corp. ............   01/28/2000       5.97%            497,976
   3,500,000  Newell Co. ................................   01/28/2000       6.04%          3,485,661
   6,500,000  Dover Corp. ...............................   01/31/2000       6.38%          6,468,403
   3,325,000  General Electric Capital Corporation ......   01/31/2000       6.13%          3,309,662
     200,000  Banta Corporation .........................   02/01/2000       6.21%            199,025
   2,000,000  Wausau-Mosinee Paper Corporation ..........   02/01/2000       6.49%          1,989,769
   1,700,000  American General Finance Corporation ......   02/02/2000       6.05%          1,691,670
   2,000,000  General Motors Acceptance Corporation .....   02/02/2000       6.12%          1,990,032
   4,650,000  Bank of America Corp. .....................   02/03/2000       5.99%          4,626,624
   2,600,000  Banta Corporation .........................   02/04/2000       6.75%          2,584,747
   1,500,000  General Electric Capital Corporation ......   02/04/2000       5.99%          1,492,215
   1,500,000  Banta Corporation .........................   02/07/2000       6.70%          1,490,448
   1,725,000  CIT Group, Inc. (The) .....................   02/07/2000       6.03%          1,715,141
   3,500,000  LOCAP, Inc. ...............................   02/07/2000       6.25%          3,479,245
   2,250,000  John Deere Capital Corp. ..................   02/08/2000       6.06%          2,236,705
   1,500,000  DaimlerChrysler N.A. Holding Corp. ........   02/09/2000       6.12%          1,490,797
   1,000,000  Wausau-Mosinee Paper Corporation ..........   02/09/2000       6.55%            993,422
   2,325,000  General Electric Capital Corporation ......   02/10/2000       6.15%          2,310,397
   3,750,000  Marshall & Ilsley Corp. ...................   02/11/2000       6.13%          3,725,711
   2,300,000  DaimlerChrysler N.A. Holding Corp. ........   02/14/2000       6.14%          2,283,927
   1,225,000  Marshall & Ilsley Corp. ...................   02/15/2000       6.14%          1,216,235
   1,250,000  CIT Group, Inc. (The) .....................   02/16/2000       6.08%          1,240,910
   1,675,000  American Express Credit Corporation .......   02/17/2000       5.62%          1,663,484
   2,000,000  LOCAP, Inc. ...............................   02/18/2000       6.60%          1,983,517
   3,000,000  Weyerhaeuser Real Estate Company ..........   02/18/2000       6.25%          2,976,617
   1,400,000  Vulcan Materials Co. ......................   02/29/2000       6.02%          1,387,031
     350,000  Vulcan Materials Co. ......................   02/29/2000       6.41%            346,536
                                                                                         ------------
                   TOTAL COMMERCIAL PAPER ...............                                 125,092,744
                                                                                         ------------

VARIABLE RATE SECURITIES - 11.75%

   5,000,000  Anchor National Life
               Funding Agreement (1) (2) ................   01/03/2000       6.75%          5,000,000
   6,566,701  Firstar Bank U.S.A., N.A. (1) .............   01/03/2000       6.34%          6,566,701
   5,000,000  Morgan Stanley Group, Inc. (1) ............   01/15/2001       6.37%          5,000,000
                                                                                         ------------
                   TOTAL VARIABLE RATE SECURITIES .......                                  16,566,701
                                                                                         ------------
                                                                                         ------------

                   TOTAL INVESTMENTS ....................                                 141,659,445
                                                                                         ------------
                   LIABILITIES, NET OF CASH
                    AND RECEIVABLES (0.50%) .............                                    (710,027)
                                                                                         ------------
                   TOTAL NET ASSETS (Basis of
                    percentages disclosed above) ........                                $140,949,418
                                                                                         ------------
                                                                                         ------------

                   NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                    ($140,949,418 /140,949,418 shares outstanding) .................            $1.00
                                                                                                -----
                                                                                                -----


(1) These securities are subject to a demand feature as defined by the Securities and Exchange Commission.
(2) Not readily marketable for a 90 day period.


             The accompanying notes to financial statements
               are an integral part of this statement.

Statement of Operations
For the year ended December 31, 1999
-------------------------------------------------------------------------------

INCOME:
   Interest ..........................................    $7,903,574

EXPENSES:
   Management fee (Note 2) ...........................       450,181
   Transfer agent fees ...............................       111,657
   Legal fees ........................................        61,173
   Registration fees .................................        45,994
   Postage and mailing ...............................        18,394
   Audit and tax consulting fees .....................        15,000
   Printing ..........................................        12,504
   Directors' fees ...................................        12,000
   Custodian fees ....................................         6,883
   Insurance .........................................         2,169
   Telephone .........................................         1,696
   Other operating expenses ..........................         4,566
                                                          ----------
                                                             742,217
                                                          ----------
       Net investment income .........................    $7,161,357
                                                          ----------
                                                          ----------



   The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended December 31, 1999 and 1998
-------------------------------------------------------------------------------

                                                                       1999             1998
                                                                  -------------    -------------
OPERATIONS:
    Net investment income .....................................   $   7,161,357    $   7,494,990

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.048 and $0.052 per share, respectively) .............      (7,161,357)      (7,494,990)
                                                                  -------------    -------------

             Increase in net assets
             from investment activities .......................              --               --
                                                                  -------------     ------------

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share):
    Proceeds from shares issued ...............................     156,003,266      178,021,968
    Net asset value of shares issued in distributions to
      shareholders.............................................       7,009,099        7,046,022
    Cost of shares redeemed ...................................    (182,250,244)    (142,679,502)
                                                                  -------------    -------------

             Increase (decrease) in net assets derived from
               capital share transactions .....................     (19,237,879)      42,388,488
                                                                  -------------    -------------
             Total increase (decrease) in net assets ..........     (19,237,879)      42,388,488
                                                                  -------------    -------------
NET ASSETS, at the beginning of the period ....................     160,187,297      117,798,809
                                                                  -------------    -------------

NET ASSETS, at the end of the period .........................    $ 140,949,418    $ 160,187,297
                                                                  -------------    -------------
                                                                  -------------    -------------


    The accompanying notes to financial statements are an integral part of these statements.

Financial Highlights
(For a share outstanding throughout each year)
-------------------------------------------------------------------------------

                                                           Year ended December 31,
                                                 -----------------------------------------------
                                                   1999      1998      1997      1996      1995
                                                   ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................       .048      .052      .052      .050      .055
                                                  -----     -----     -----     -----     -----

  LESS DISTRIBUTIONS:
  From net investment income ...............      (.048)    (.052)    (.052)    (.050)    (.055)
                                                  -----     -----     -----     -----     -----


NET ASSET VALUE, END OF PERIOD .............      $1.00     $1.00     $1.00     $1.00     $1.00
                                                  -----     -----     -----     -----     -----
                                                  -----     -----     -----     -----     -----

TOTAL RETURN ...............................      4.91%     5.26%     5.26%     5.14%     5.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) .......     $140.9    $160.2    $117.8    $119.1    $111.8

Ratio of expenses to average net assets ....       .49%      .48%      .51%      .52%      .51%

Ratio of net investment income
  to average net assets    .................      4.76%     5.18%     5.15%     5.02%     5.50%



    The accompanying notes to financial statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -

     The Nicholas Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company. The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The following is a summary of significant accounting policies followed by the Fund.

(a) Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost, done on a straight line method which is not materially different than the level yield method. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates. Variable rate instruments purchased at par are valued at cost which approximates market value.
Investment transactions are generally accounted for on the trade date.

(b) Yield to maturity is calculated at date of purchase for commercial paper. For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

(c) The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.
As of December 31, 1999, the Fund's dollar-weighted average portfolio maturity was 37 days. Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

(d) It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.


(2)  INVESTMENT ADVISER AND MANAGEMENT AGREEMENT -

     The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser at an annual rate of .30 of 1% of the daily average net asset value of the Fund. The adviser will reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed
 .50 of 1% of the average net assets for the year. At December 31, 1999, the Fund owed Nicholas Company, Inc. $38,574 for advisory services.

Report of Independent Public Accountants
-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Nicholas Money Market Fund, Inc.:

     We have audited the accompanying statement of net assets of NICHOLAS MONEY MARKET FUND, INC. (a Maryland corporation), as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nicholas Money Market Fund, Inc. as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                           ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin,
January 21, 2000.

                      OFFICERS AND DIRECTORS

             ALBERT O. NICHOLAS, President and Director

                  FREDERICK F. HANSEN, Director

                    JAY H. ROBERTSON, Director

                    MELVIN L. SCHULTZ, Director

             DAVID L. JOHNSON, Executive Vice President

       THOMAS J. SAEGER, Executive Vice President and Secretary

         JEFFREY T. MAY, Senior Vice President and Treasurer

            DAVID O. NICHOLAS, Senior Vice President

                  LYNN S. NICHOLAS, Vice President

                  KATHLEEN A. EVANS, Vice President

                  CANDACE L. LESAK, Vice President

                        INVESTMENT ADVISER
                      NICHOLAS COMPANY, INC.
                       Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                           TRANSFER AGENT
                  FIRSTAR MUTUAL FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547

                             CUSTODIAN
                FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                        Milwaukee, Wisconsin

                             AUDITORS
                        ARTHUR ANDERSEN LLP
                        Milwaukee, Wisconsin

                              COUNSEL
                    MICHAEL, BEST & FRIEDRICH LLP
                        Milwaukee, Wisconsin



This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

NICHOLAS MONEY MARKET FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com


December 31, 1999